OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2023
OPERATING LEASES
Schedule of operating lease related assets and liabilities

	As of	As of
	December 31,	December 31,
	2022	2023
	US$	US$

Right-of-use assets	4,135	4,273

Operating lease liabilities - current	1,367	1,681
Operating lease liabilities - non-current	2,837	2,538
Total operating lease liabilities	4,204	4,219

Summary of maturity of operating lease liabilities

The following table summarizes the maturity of operating lease liabilities as of December 31, 2023:

US$

2024	1,813
2025	1,542
2026	1,076
Total	4,431
Less: imputed interest	(212)
Present value of lease liabilities	4,219